Consolidated Statements of Operations and Comprehensive Income (Loss) (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Stock-based compensation expense	$ 29,884	$ 1,525	$ 3,534
Cost of hardware and other related revenue
Stock-based compensation expense	192	15	50
Software revenue
Stock-based compensation expense	18	0	1
Research and development
Stock-based compensation expense	10,743	413	559
Sales and marketing
Stock-based compensation expense	3,747	210	163
General and administrative
Stock-based compensation expense	$ 15,184	$ 887	$ 2,761